Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Components of Income Taxes

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2017	2016	2015
	(In Thousands)
Current tax expense:
Federal income	$2,314	$2,863	$3,226
State income	500	574	612
Total current income tax expense	2,814	3,437	3,838
Deferred tax (benefit) expense:
Federal income	(477)	(703)	183
State income	(171)	(192)	43
Total deferred income tax (benefit) expense	(648)	(895)	226
Total Income Tax Expense	$2,166	$2,542	$4,064

Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2017	2016	2015
	(Dollars In Thousands)
Federal income tax at the statutory rate	$2,342	$2,701	$4,290
Increase (decrease) in income taxes resulting from:
State income tax, net of federal income tax effect	217	252	433
Bank owned life insurance income	(529)	(528)	(710)
Other, net	136	117	51
Total Income Tax Expense	$2,166	$2,542	$4,064
Effective income tax rate	31.5%	32.0%	32.2%

Components of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2017	2016
	(In Thousands)
Deferred income tax assets:
Pension costs	$840	$1,047
Allowance for loan losses	2,492	1,781
Depreciation	246	322
Non-qualified benefit plans	319	237
Employee Stock Ownership Plan	367	377
Supplemental Executive Retirement Plan	257	179
Other benefit plans	348	295
Net unrealized loss on securities available for sale	15	—
Other	340	323
Total Deferred Tax Assets	5,224	4,561
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	—	(54)
Post-retirement benefits and healthcare obligations	(37)	(65)
Net Deferred Tax Asset Included in Other Assets	$5,187	$4,442